ACQUISITIONS/DIVESTITURES - Other Disposal Groups (Details) $ in Millions		3 Months Ended									12 Months Ended
	Jan. 23, 2014 USD ($)	Dec. 31, 2017 USD ($) item	Sep. 30, 2017 item	Jun. 30, 2017 item	Mar. 31, 2017 item	Dec. 31, 2016 item	Mar. 31, 2016 item	Dec. 31, 2015 item	Jun. 30, 2015 item	Mar. 31, 2015 item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Industry Standard x86 Server Portfolio | Disposal group disposed of by sale, not discontinued operations
Divestitures
Transaction price for sale of business	$ 2,100
Approximate amount of transaction price received in cash	$ 1,800
Pre-tax gain on sale of business											$ 14	$ 57	$ 63
Expected total pre-tax gain on sale of business		$ 1,600									1,600
Expected total pre-tax gain on sale of business, net of associated costs		1,300									1,300
Cumulative pre-tax gain on sale of business, net of transition and performance-based costs		$ 1,200									1,200
Industry Standard x86 Server Portfolio | Disposal group disposed of by sale, not discontinued operations | Maximum
Divestitures
Disposal group equity consideration ownership (as a percent)	5.00%
Others
Divestitures
Pre-tax gain on sale of business											$ 31	$ 42	$ 81
Research-Related Divestitures
Divestitures
Number of divestitures | item					1
Cognitive Solutions Divestitures
Divestitures
Number of divestitures | item		1	1	2							4
Software Product-Related Divestitures
Divestitures
Number of divestitures | item							4	3	1	2
Service-Related Offerings
Divestitures
Number of divestitures | item						1
Global Business Services Offerings
Divestitures
Number of divestitures | item									1